S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 18, 2025
Peter Georgiopoulos [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	70.00%
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Peter Georgiopoulos
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	material interest in our sponsor
Leonard Vrondissis [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	30.00%
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Leonard Vrondissis
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	material interest in our sponsor